Short-term borrowings	12 Months Ended
Mar. 31, 2018
Short-term Debt [Abstract]
Short-term borrowings
Short-term borrowings
Credit facilities
Insys Group Inc. utilizes a credit facility provided by TD Bank N.A. The Loan and Security agreement was modified effective August 29, 2016, to provide an aggregate amount of $8.0 million at LIBOR plus 2.00% interest rate. The agreement expired on May 31, 2017. There was no outstanding amount as of March 31, 2018 and as of March 31, 2017 under this agreement.
Excelian Ltd uses an invoice discounting facility of up to £3.0 million provided by Royal Bank of Scotland. On November 19, 2016, the facility was reduced to £1.0 million. Under this arrangement Excelian Ltd can assign certain receivables in exchange for cash less a discount based on 1.90% per annum. On December 31, 2017 the facility was canceled.
On December 27, 2016, Luxoft USA Inc. and Luxoft Global Operations GmbH respectively entered into the Facility agreement with Amsterdam Trade Bank N.V. for the aggregate available credit amount up to $18.0 million. For both of the facilities the applied interest rate is the cumulative of the applicable LIBOR and a 3% margin. There was no outstanding amount as of March 31, 2018 under these agreements.
On February 20, 2014, Luxoft USA, Inc. entered into a credit facility agreement with Citibank, N.A. for up to $5.5 million. The loan bears an interest rate LIBOR plus 1.25% per annum. On December 31, 2017 the facility was canceled.
On November 20, 2013, Luxoft UK Ltd., Luxoft Eastern Europe Ltd. and Luxoft GmbH entered into an uncommitted Pre- and Post-Shipment Advances Facility Agreement with Citibank Europe PLC for up to $5.0 million. On November 13, 2014 Luxoft Global Operations GmbH acceded to the mentioned Facility Agreement as a Borrowing Entity. On November 25, 2016 Citibank increased the total credit amount available for the Group to $17.4 million. This is a continuing agreement and remains in full effect subject to its terms until 30 days after the bank's receipt of written notice of termination from the borrower's agent. Under this agreement the borrower can use pre- or post-shipment advance. The interest rate for pre-shipment is LIBOR plus 2.0% per annum and the interest rate for post-shipment is LIBOR plus 1.25% per annum. There was no outstanding amount as of March 31, 2018 and as of March 31, 2017 under this agreement.
On January 15, 2013, the Group entered into an uncommitted receivables purchase agreement with BNP Paribas Dublin Branch. Under the agreement the Group can assign certain receivables in exchange for cash based on LIBOR for the relevant purchase term (30/60 days) plus 2.1% per annum. The current limit available under this facility is up to $30 million. There was no outstanding amount as of March 31, 2018 and as of March 31, 2017 under this agreement.
Overdraft facilities
On December 27, 2016 Luxoft International Company Ltd. entered into the Facility agreement with Amsterdam Trade Bank N.V. for up to $2.0 million of the available overdraft limit. The overdraft facility bears interest at a rate of one-month LIBOR plus 3.75% per annum. There was no outstanding amount as of March 31, 2018 and as of March 31, 2017, under this facility.
On November 12, 2013 Luxoft Professional Romania SRL entered into an overdraft facility agreement with ZAO Citibank for $0.9 million. The overdraft facility bears interest at a rate of one-month LIBOR plus 2.00% per annum overnight interest rate paid monthly. The overdraft facility is guaranteed by Luxoft Holding, Inc. and Luxoft Professional, LLC. There was no outstanding amount as of March 31, 2018 and as of March 31, 2017, under this agreement.
8. Short-term borrowings (Continued)
On October 25, 2012 Luxoft Professional, LLC entered into an overdraft facility agreement with ZAO Citibank for $3.0 million. The overdraft facility bears interest at a rate of one-month LIBOR plus 2.25% per annum overnight interest rate paid monthly. The overdraft facility is guaranteed by Luxoft Holding, Inc. There was no outstanding amount as of March 31, 2018 and as of March 31, 2017, under this facility.